Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain losses on items hedged by fair value hedges	$ (3)	$ 29	$ 35
Foreign exchange contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain losses on items hedged by fair value hedges	$ (44)	$ 72	$ 193